Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Summary of capital commitments outstanding not provided for in the financial statements

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Contracted for construction projects	557,180	358,971
Authorized but not contracted for construction projects	76,366	35,268
Total	633,546	394,239